                                                                    May 24, 1999

DEAR SHAREHOLDER:

    This financial report covers the six months ended March 31, 1999, which is our twenty-seventh fiscal year of operations.

    Net investment income for the six months was $0.52 per share. On March 31, 1999 the net asset value per share was $16.04 and the stock closed that day at $15.563 per share.

    During the semi-annual period the Board of Directors declared two regular quarterly dividends of $0.26 per share payable December 11, 1998 and March 19, 1999. In addition to the regular dividends, the Board declared capital gains distributions totaling $0.50 per share, payable on December 11, 1998.

    At the end of the semi-annual period the 79 issues in the portfolio had an average market yield of 7.09%, an average Moody's quality rating of A2, an average duration of 8.0 years, and an average maturity of 16.1 years. The distribution of the portfolio maturities and quality was as follows:

Maturities
---------------------------------------------
0-1 year                                 2.6%
1-3 years                                5.7
3-5 years                                8.0
5-10 years                              30.2
10-20 years                             18.0
20 plus years                           35.5
Quality
---------------------------------------------
Treasury, Agency and Aaa                29.9%
Aa                                       6.5
A                                       19.1
Baa                                     41.4
Below Baa                                3.1

    Short-term U.S. interest rates declined over the past six months as the Federal Reserve cut its overnight funds target rate in three steps from 5.5% to 4.75%. This policy shift was in response to a contraction in global liquidity associated with Russia's debt default and hedge fund liquidations. Yield premiums on corporate and other risky debt increased dramatically in the summer of 1998, but those premiums have since narrowed as global economic conditions stabilized. Continued strength in domestic economic activity during the past six months has reduced investor concerns about global deflation and increased the inflation premium built into bond market yields. As a result, long-term Treasury yields have risen by about 80 basis points over the semi-annual period. Strong economic growth has tightened labor markets, but wage growth remains subdued. Higher labor productivity in the U.S. and excess productive capacity outside the U.S. have allowed us to enjoy above trend real growth without an acceleration in inflation. At present yield levels we believe long-term U.S. interest rates continue to offer investors adequate compensation for inflation and risk.

    For the six-month period ended March 31, 1999, Fort Dearborn produced strong relative returns for its shareholders. Growth in the net asset value of 1.11% versus an Investment Grade Bond Index return of -1.06% advanced the market value of Fort Dearborn to $15 9/16 at March 31, 1999, generating a six-month market value return of 5.21%. Over the past 12 months, Fort Dearborn provided a net asset value return of 5.76% and a market value return of 9.21%. The Index returned 5.30% over the same period. This market performance reflects the benefits of a lower market value discount of Fort Dearborn relative to its net asset value. Issue selection within the portfolio was the main contributor to the relative results over the past twelve months.

STOCK REPURCHASE PLAN:

    On July 28, 1988 the Board of Directors of the Company approved a resolution to repurchase up to 700,000 of its common shares. The Company may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

    Under such law, the Company is required to give written notice to all shareholders of its intention to purchase stock within six months of the actual repurchase of shares. This report is to serve as notice to all shareholders with respect to any shares repurchased within the next six months pursuant to the Company's stock repurchase plan.

    Unaudited financial statements for the six month period ended March 31, 1999, and a list of the securities owned on that date are included in this report.

                                                      Sincerely,

                                                            [SIGNATURE]
                                                      Gary P. Brinson, CFA
                                                      PRESIDENT

FORT DEARBORN INCOME SECURITIES, INC. is a closed-end bond fund investing principally in investment grade long-term fixed income debt securities. The primary objective of Fort Dearborn is to provide its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FORT DEARBORN INCOME SECURITIES, INC.

MARKET VALUE OF INDEX AND SHARE PRICE*
WITH ALL DIVIDENDS/INTEREST REINVESTED
                                                                INVESTMENT           FORT
                                                                GRADE BOND       DEARBORN
DATE                                                                 INDEX
12/31/72                                                             18.17          18.17
03/31/73                                                             18.16          18.17
06/30/73                                                             18.06          17.10
09/30/73                                                             18.41          17.09
12/31/73                                                             18.23          16.74
03/31/74                                                             17.55          13.73
06/30/74                                                             16.61          15.62
09/30/74                                                             16.07          13.40
12/31/74                                                             17.05          16.33
03/31/75                                                             17.83          16.82
06/30/75                                                             18.43          17.61
09/30/75                                                             17.79          16.79
12/31/75                                                             19.39          16.54
03/31/76                                                             20.17          18.45
06/30/76                                                             20.19          18.37
09/30/76                                                             21.28          20.03
12/31/76                                                             22.83          20.26
03/31/77                                                             22.26          20.50
06/30/77                                                             23.08          21.07
09/30/77                                                             23.28          21.49
12/31/77                                                             23.04          20.68
03/31/78                                                             23.00          20.93
06/30/78                                                             22.70          21.00
09/30/78                                                             23.36          20.90
12/31/78                                                             22.84          19.04
03/31/79                                                             23.16          20.31
06/30/79                                                             24.15          21.40
09/30/79                                                             23.61          20.84
12/31/79                                                             21.70          19.25
03/31/80                                                             18.79          17.16
06/30/80                                                             23.31          20.99
09/30/80                                                             20.76          18.99
12/31/80                                                             20.93          19.11
03/31/81                                                             20.69          19.19
06/30/81                                                             20.24          19.51
09/30/81                                                             18.40          19.39
12/31/81                                                             20.51          20.85
03/31/82                                                             21.47          21.83
06/30/82                                                             21.63          22.26
09/30/82                                                             26.21          26.55
12/31/82                                                             29.02          28.83
03/31/83                                                             30.14          29.96
06/30/83                                                             30.55          31.44
09/30/83                                                             30.40          31.01
12/31/83                                                             30.59          31.22
03/31/84                                                             30.09          32.50
06/30/84                                                             28.94          30.21
09/30/84                                                             32.51          32.66
12/31/84                                                             35.48          37.09
03/31/85                                                             35.82          37.34
06/30/85                                                             40.17          43.27
09/30/85                                                             40.92          42.71
12/31/85                                                             45.80          46.79
03/31/86                                                             50.64          53.14
06/30/86                                                             50.88          55.71
09/30/86                                                             51.74          56.95
12/31/86                                                             54.47          57.70
03/31/87                                                             55.37          60.37
06/30/87                                                             53.02          58.78
09/30/87                                                             49.70          55.66
12/31/87                                                             53.50          56.99
03/31/88                                                             55.86          62.51
06/30/88                                                             56.58          63.41
09/30/88                                                             57.95          63.23
12/31/88                                                             58.38          65.30
03/31/89                                                             59.10          63.95
06/30/89                                                             64.57          69.00
09/30/89                                                             64.91          71.79
12/31/89                                                             67.02          73.38
03/31/90                                                             65.82          75.08
06/30/90                                                             68.35          75.50
09/30/90                                                             67.72          74.62
12/31/90                                                             71.21          80.42
03/31/91                                                             74.02          83.65
06/30/91                                                             75.16          85.57
09/30/91                                                             80.14          91.67
12/31/91                                                             84.58          96.45
03/31/92                                                             83.43          93.81
06/30/92                                                             87.02          97.18
09/30/92                                                             91.22         102.91
12/31/92                                                             91.65         101.67
03/31/93                                                             96.61         108.40
06/30/93                                                            100.19         113.71
09/30/93                                                            104.21         117.42
12/31/93                                                            103.37         112.65
03/31/94                                                             98.48         107.51
06/30/94                                                             96.30         106.80
09/30/94                                                             96.42         105.14
12/31/94                                                             97.14         101.57
03/31/95                                                            103.18         107.51
06/30/95                                                            111.98         116.50
09/30/95                                                            114.54         118.69
12/31/95                                                            121.13         126.33
03/31/96                                                            116.32         124.45
06/30/96                                                            116.17         122.62
09/30/96                                                            118.35         129.34
12/31/96                                                            123.00         137.71
03/31/97                                                            120.84         135.62
06/30/97                                                            126.34         142.43
09/30/97                                                            131.91         148.57
12/31/97                                                            136.87         156.83
03/31/98                                                            138.88         160.03
06/30/98                                                            142.78         159.51
09/30/98                                                            147.81         166.11
12/31/98                                                            148.73         178.86
03/31/99                                                            146.24         174.77
Annualized Returns
                                                                     Since
12 Months                                                        Inception
9.21%                                                                9.01%
5.30%                                                                8.27%
Returns are net of fees
*Share price return is impacted by changes in the premium
or
discount to the net asset value (NAV) At March 31, 1999,
the
share price was at a 2.98% discount to NAV
Data through 3/31/99

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)

ASSETS:
Portfolio of investments: (Note 1)
  Debt securities, at value (cost $132,825,701)...  $137,261,650
  Short-term securities, at cost, which
    approximates market...........................     1,599,095
                                                    ------------
      Total portfolio of investments..............   138,860,745
Receivable for interest on debt securities (Note
 1)...............................................     2,343,428
Other assets......................................        64,742
                                                    ------------
      Total assets................................   141,268,915
                                                    ------------
LIABILITIES:
Expenses:
  Accrued investment advisory and administrative
    fees (Note 6).................................       161,214
  Accrued custodial and transfer agent fees.......        74,650
  Accrued professional fees.......................         6,488
  Accrued other expenses..........................        35,156
                                                    ------------
      Total liabilities...........................       277,508
                                                    ------------
NET ASSETS (equivalent to $16.04 per share for
 8,788,865 shares of capital stock outstanding)
 (Note 4).........................................  $140,991,407
                                                    ------------
                                                    ------------
Analysis of Net Assets:
  Shareholder capital (Note 4)....................  $135,289,938
  Accumulated undistributed net investment
    income........................................        82,453
  Accumulated net realized gain on sales of
    investments...................................     1,183,067
  Unrealized appreciation on investments..........     4,435,949
                                                    ------------
  Net assets applicable to outstanding shares.....  $140,991,407
                                                    ------------
                                                    ------------

                       See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                                 MARCH 31, 1999
                                  (UNAUDITED)

Investment income:
  Interest income earned....................................  $5,057,611
  Dividend income earned....................................      28,375
                                                              ----------
                                                               5,085,986
                                                              ----------
Expenses:
  Investment advisory and administrative (Note 6)...........     336,267
  Transfer agent and dividend disbursing agent..............      49,868
  Directors (Note 6)........................................      37,397
  Stockholders reports and annual meeting...................      31,450
  Professional fees.........................................      19,509
  Franchise taxes...........................................       7,480
  Other expenses............................................      34,220
                                                              ----------
Total expenses..............................................     516,191
                                                              ----------
Net investment income.......................................   4,569,795
                                                              ----------
Net realized and unrealized gain on investments:
  Net realized gain from investment transactions............   1,119,684
  Change in unrealized appreciation.........................  (4,031,955)
                                                              ----------
Total realized and unrealized gain(loss) on investments.....  (2,912,271)
                                                              ----------
Net increase in net assets from operations..................  $1,657,524
                                                              ----------
                                                              ----------

                       See notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                        MARCH 31, 1999  FOR THE YEAR ENDED
                                                         (UNAUDITED)    SEPTEMBER 30, 1998
                                                        --------------  ------------------
From operations:
  Net investment income...............................  $    4,569,795   $      9,231,354
  Net realized gain from investment transactions......       1,119,684          4,803,684
  Change in unrealized appreciation of investments....      (4,031,955)         1,461,332
                                                        --------------  ------------------
  Net increase in net assets from operations..........       1,657,524         15,496,370
Distributions to shareholders from:
  Net investment income...............................      (4,570,210)        (9,142,812)
  Net realized gain...................................      (4,394,432)        (1,319,020)
                                                        --------------  ------------------
    Total distributions...............................      (8,964,642)       (10,461,832)
From capital share transactions: (Note 4)
  Net asset value of shares repurchased from
    shareholders......................................              --            (69,253)
                                                        --------------  ------------------
    Net increase (decrease) in net assets.............      (7,307,118)         4,965,285
Net Assets:
  Beginning of period.................................     148,298,525        143,333,240
                                                        --------------  ------------------
  End of period (including undistributed net
    investment income of $82,453 at March 31, 1999,
    and $82,868 at September 30, 1998,
    respectively).....................................  $  140,991,407   $    148,298,525
                                                        --------------  ------------------
                                                        --------------  ------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

Financial highlights for each share of capital stock outstanding through each period:

                                        SIX
                                      MONTHS
                                       ENDED
                                     MARCH 31,
                                     (UNAUDITED)                 YEARS ENDED SEPTEMBER 30,
                                     ---------   ---------------------------------------------------------
                                       1999        1998        1997        1996        1995        1994
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
 period............................  $  16.87    $   16.30   $   15.97   $   16.50   $   15.04   $   17.58
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net investment income(1)...........      0.52         1.05        1.09        1.19        1.15        1.15
Net realized and unrealized gain
 (loss) on investments(2)..........     (0.33)        0.71        0.89       (0.56)       1.43       (2.57)
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total from investment operations...      0.19         1.76        1.98        0.63        2.58       (1.42)
  Less distributions from:
  Net investment income............     (0.52)       (1.04)      (1.21)      (1.16)      (1.12)      (1.12)
  Net realized gain................     (0.50)       (0.15)      (0.44)         --          --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total distributions................     (1.02)       (1.19)      (1.65)      (1.16)      (1.12)      (1.12)
                                     ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period.....  $  16.04    $   16.87   $   16.30   $   15.97   $   16.50   $   15.04
                                     ---------   ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------   ---------
Market price per share at end of
 period............................  $ 15.563    $  15.750   $  15.188   $  14.750   $  14.625   $  14.000
Total investment return (market
 value)(3).........................     5.21%       11.81%      14.86%       8.98%      12.88%    (10.45)%
Total return (net asset
 value)(4).........................     1.11%       11.07%      13.06%       3.84%      17.71%     (5.32)%
Net assets at end of period (in
 millions).........................  $ 140.99    $  148.30   $  143.33   $  140.50   $  145.76   $  133.44
Ratios of expenses to average net
 assets............................     0.36%        0.71%       0.75%       0.75%       0.69%       0.72%
Ratio of net investment income to
 average net assets................     3.18%        6.29%       6.81%       7.22%       7.34%       7.13%
Portfolio turnover.................     38.5%        63.5%      130.0%      159.5%      126.8%       70.2%
Number of shares outstanding at end
 of period (in thousands)..........     8,789        8,789       8,793       8,800       8,833       8,872

------------------------
(1) Beginning October 1, 1994, net investment income includes amortization of discounts and premiums.

(2) Net realized and unrealized gain (loss) on investments includes the effect on net asset value of the Capital Stock issued in connection with the December, 1993 rights offering.

(3) Total investment return (market value) reflects the market value experiences of a continuous shareholder who made commission-free acquisitions through distributions in accordance with the shareholder reinvestment plan and exercised primary subscription rights in December, 1993 at a price below net asset value.

(4) Total return (net asset value) reflects the Company's portfolio performance and is the combination of reinvested dividend income, reinvested capital gains distributions at NAV, if any, and changes in net asset value per share.

                       See Notes to Financial Statements.

                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1999
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
DEBT SECURITIES--98.8%
             / / MUNICIPAL SECURITIES (5.1%)
             New Jersey Economic Development Authority,
              Zero Coupon Revenue Bonds,
$25,000,000  due 2/15/18...............................  Aaa      $  6,112,103  $  7,103,225
             / / U.S. GOVERNMENT
                SECURITIES (12.9%)
             DIRECT OBLIGATIONS--3.7%
             U.S. Treasury,
  3,430,000  8.00% Bond, due 11/15/21..................  (a)         4,399,179     4,313,225
    825,000  6.625% Note, due 7/31/01..................  (a)           850,585       852,844
                                                                  ------------  ------------
                                                                     5,249,764     5,166,069
                                                                  ------------  ------------
             AGENCY--9.2%
             Federal Home Loan Mortgage Corp.,
              Guaranteed Mortgage Certificates,
        433  7.50%, due 11/01/99.......................  (a)               422           445
    159,281  9.00%, due 8/01/04........................  (a)           166,250       166,082
    164,482  9.00%, due 3/01/24........................  (a)           170,418       176,301
             Federal National Mortgage Association
              Guaranteed Mortgage Pass Thru
              Certificates,
  5,639,165  6.50%, due 10/01/28 Pool #405224..........  (a)         5,652,226     5,614,042
  1,017,845  7.00% REMIC, due 6/25/13 Series 1993-106
              Class Z..................................  (a)           946,483     1,028,694
  1,701,276  7.25%, CMO, due 3/25/23...................  (a)         1,439,410     1,697,022
     20,201  9.50%, due 4/01/20 Pool #93731............  (a)            19,977        21,636
             Government National Mortgage Association
              Pass Thru Mortgage Backed Certificates,
  1,617,077  6.00%, due 4/01/03 Pool #40185............  (a)         1,634,198     1,642,684
  2,213,253  7.50%, due 12/15/22 Pool #780230..........  (a)         2,210,185     2,283,490
     59,915  9.00%, due 6/15/18 Pool #253034...........  (a)            59,541        63,944
     36,001  9.00%, due 8/15/19 Pool #271892...........  (a)            36,518        38,421
      4,639  9.00%, due 9/15/19 Pool #268553...........  (a)             4,706         4,951
     76,174  9.00%, due 10/15/19 Pool #283370..........  (a)            75,698        81,878
      9,763  9.00%, due 5/15/21 Pool #298198...........  (a)             9,702        10,419
                                                                  ------------  ------------
                                                                    12,425,734    12,830,009
                                                                  ------------  ------------

                       See Notes to Financial Statements.

                                 MARCH 31, 1999
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             / / CORPORATE BONDS AND
                NOTES (80.8%)
             INTERNATIONAL--(27.4%)
$ 2,900,000  Abbey National PLC, 6.70% Note, due
              6/29/49..................................  Aa3      $  2,895,523  $  2,829,539
  2,500,000  Augusta Funding Ltd., 144-A, 7.375% Bond,
              due 4/15/13..............................  Aaa         2,436,159     2,667,000
  3,550,000  Banque Cent de Tunisie, 8.25% Bond, due
              9/19/27..................................  Baa3        3,522,247     3,035,250
  2,250,000  Banque Paribas, 6.875% Note, due
              3/01/09..................................  A3          2,206,395     2,292,307
  1,585,000  British Sky Broadcasting, 6.875% Bond, due
              2/23/09..................................  Baa2        1,576,842     1,566,211
  2,100,000  Credit Suisse - London, 144-A, 7.90% Note,
              due 5/01/07..............................  A3          2,095,102     2,132,025
  2,015,000  Den Danske Bank, 144-A, 6.375% Bond, due
              6/15/08..................................  A1          2,010,044     2,009,642
  2,295,000  Empresa National Electric, 8.125% Bond,
              due 2/01/97..............................  Baa1        2,246,320     1,866,982
  3,455,000  Interamer Development Bank, 6.80% Note,
              due 10/15/25.............................  Aaa         3,211,230     3,686,257
  2,000,000  Korea Electric Power, 7.00%, due
              2/01/27..................................  Baa3        1,856,906     1,872,958
  1,000,000  Petroliam Nasional Berhad, 144-A, 7.750%
              Note, due 8/15/15........................  Baa3          629,771       879,930
  1,500,000  Petroliam Nasional Berhad, 144-A, 7.625%
              Note, due 10/15/26.......................  Baa3        1,481,100     1,258,296
  1,010,000  Ras Laffan Liquified Natural Gas, 144-A,
              8.294% Secured Note, due 3/15/14.........  Baa3          890,966       944,115
  2,000,000  Republic of South Africa, 9.625%
              Debenture, due 12/15/99..................  Baa3        1,997,675     2,037,500
  2,000,000  Republic of Panama, 8.25% Note, due
              4/22/08..................................  Ba1         1,992,683     1,870,000
  3,560,000  SE Banken, 144-A, 6.50% Bond, due
              6/04/03..................................  Baa1        3,416,511     3,450,263
  2,165,000  Sociedad Quimica y Minera de Chiles SA,
              144-A, 7.70% Note, due 9/15/06...........  Baa1        2,160,822     1,957,643
  1,670,000  Southern Investments UK, 6.80% Senior
              Note, due 12/01/06.......................  Baa1        1,666,804     1,697,431
                                                                  ------------  ------------
                                                                    38,293,100    38,053,349
                                                                  ------------  ------------

                       See Notes to Financial Statements.

                                 MARCH 31, 1999
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             INDUSTRIAL--(21.8%)
$ 1,825,000  Aetna Services, 7.625% Debenture, due
              8/15/26..................................  A3       $  1,807,890  $  1,847,955
  1,000,000  Cendant Corp., 7.75% Note, due 12/01/03...  Baa1          998,395     1,025,835
  1,500,000  Enron Corp., 6.75% Note, due 8/01/09......  Baa2        1,477,868     1,532,764
  1,500,000  Ford Motor Co., 6.625% Note, due
              10/01/28.................................  A1          1,483,510     1,450,710
  2,000,000  Freeport-McMoran C&G, 7.20% Bond, due
              11/15/26.................................  B3            971,523     1,354,086
  2,000,000  Kroger Co., 6.00% Note, due 7/01/00.......  Baa3        1,998,359     2,007,682
    815,000  Lockheed Martin Corp., 7.70% Note, due
              6/15/08..................................  Baa1          814,812       886,123
  2,520,000  Monsanto Co., 144-A, 6.60% Bond, due
              12/01/28.................................  A2          2,516,184     2,416,504
    635,000  Noram Energy Corp., 6.375% Bond, due
              11/01/03.................................  Baa1          633,783       631,842
  1,510,000  Pepsi Bottling, 144-A, 7.00%, due
              3/01/29..................................  Baa1        1,499,755     1,510,592
  3,000,000  Philips Electronics, 7.75% Debenture, due
              5/15/25..................................  A3          2,991,103     3,165,930
  2,300,000  Rite Aid Corp., 7.70% Debenture, due
              2/15/27..................................  Baa1        2,293,963     2,364,377
  2,500,000  Tennessee Gas Pipeline, 7.625% Bond, due
              4/01/37..................................  Baa2        2,431,381     2,629,360
  1,565,000  Time Warner Entertainment, Inc., 8.375%
              Debenture, due 3/15/23...................  Baa2        1,560,443     1,821,621
  2,215,000  Time Warner, Inc., 7.57% Debenture, due
              2/01/24..................................  Baa3        2,215,000     2,370,061
  1,275,000  Tyco International Group, 7.00% Bond, due
              6/15/28..................................  Baa1        1,266,054     1,266,502
    995,000  Waste Management, Inc., 7.00%, due
              10/01/04.................................  Baa3        1,033,370     1,031,273
  1,000,000  Vintage Petroleum, Inc., 9.00% Note, due
              12/15/05.................................  B1          1,045,976       995,000
                                                                  ------------  ------------
                                                                    29,039,369    30,308,217
                                                                  ------------  ------------
             FINANCE--(15.3%)
  1,475,000  BankAmerica Corp., 5.875%, due 2/15/09....  Aa2         1,465,098     1,425,818
    160,000  Berkshire Hathaway, Inc., 9.75% Debenture,
              due 1/15/18..............................  Aaa           159,021       171,261

                       See Notes to Financial Statements.

                                 MARCH 31, 1999
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
$     2,820  Centaur Funding Corp., 144-A, 0.000% Bond,
              due 4/21/20..............................  Baa3     $    376,860  $    535,851
      1,500  Centaur Funding Corp., 144-A, 9.08% Bond,
              due 4/21/20..............................  Baa3        1,500,000     1,665,000
  1,600,000  Citigroup Inc., 6.875%, due 2/15/98.......  Aa2         1,585,375     1,537,250
  2,290,000  Comed Transitional Funding Trust, Series
              1998-1 Class A6, 5.630% Bond, due 6/25/09  Aaa         2,288,888     2,231,101
  1,700,000  Lehman Brothers Inc., 7.25% Senior Note,
              due 4/15/03..............................  Baa1        1,700,845     1,734,433
  1,500,000  Merrill Lynch & Co., 6.875% Bond, due
              11/15/18.................................  Aa3         1,492,764     1,486,390
  1,435,000  MidAmerican Funding LLC, Inc., 144-A,
              6.927%, due 3/01/29......................  Baa1        1,435,000     1,428,144
  1,800,000  Norwest Asset Securities Corp., Series
              96-2, 7.00% Note, due 9/25/11............  AAA         1,814,625     1,822,997
    495,541  Residential Asset Securitization Trust,
              7.50% Note, due 9/25/27..................  AAA           499,258       499,513
  1,000,000  Salomon, Inc., 6.75% Note, due 2/15/03....  Aa3           998,674     1,022,526
  5,000,000  Secured Finance Inc., 9.05% Guaranteed
              Senior Secured Bond, due 12/15/04........  Aaa         4,989,129     5,694,440
                                                                  ------------  ------------
                                                                    20,305,537    21,254,724
                                                                  ------------  ------------
             COMMUNICATION--(8.9%)
  1,270,000  GTE Florida Inc., Series E, 6.86%, due
              2/01/28..................................  A2          1,307,329     1,283,364
  4,250,000  News America Holdings, Inc., 7.75% Bond,
              due 1/20/24..............................  Baa3        3,665,411     4,459,393
    800,000  PanAmSat Corp., 6.00% Note, due 1/15/03...  Baa2          799,611       785,279
  1,715,000  PanAmSat Corp., 144-A, 6.375% Note, due
              1/15/08..................................  Baa2        1,707,935     1,636,297
  1,500,000  Sprint Capital Corp. 6.875%, due
              11/15/28.................................  Baa1        1,497,570     1,478,516
    425,000  Tele-Communications, Inc., 9.80% Note, due
              2/01/12..................................  A2            549,837       556,457
  1,780,000  TCI Communications, Inc., 8.75% Note, due
              8/01/15..................................  A2          2,199,945     2,175,521
                                                                  ------------  ------------
                                                                    11,727,638    12,374,827
                                                                  ------------  ------------

                       See Notes to Financial Statements.

                                 MARCH 31, 1999
                                  (UNAUDITED)

                                                         MOODY'S
FACE VALUE                                               RATING       COST         VALUE
-----------                                              -------  ------------  ------------
             UTILITIES--(3.0%)
$ 2,500,000  Delmarva Power & Light Co., 9.95% Note,
              due 12/01/20.............................  A3       $  2,498,153  $  2,795,000
  1,235,000  Pacific Gas & Electric, Series 93-H,
              7.05%, due 3/01/24.......................  A1          1,344,701     1,286,348
                                                                  ------------  ------------
                                                                     3,842,854     4,081,348
                                                                  ------------  ------------
             TRANSPORTATION--(4.4%)
  1,500,000  Delta Airlines, Inc., 10.50% Pass Thru
              Certificate, due 4/30/16.................  Baa1        1,794,602     1,922,190
  1,035,000  Continental Airlines, Inc., 6.90% Pass
              Thru Certificate, due 1/02/18............  Aa3         1,035,000     1,053,992
  3,000,000  United Airlines, Inc., 7.87% Pass Thru
              Certificate, due 1/30/19.................  Baa1        3,000,000     3,113,700
                                                                  ------------  ------------
                                                                     5,829,602     6,089,882
                                                                  ------------  ------------
             Total Debt Securities.....................            132,825,701   137,261,650
                                                                  ------------  ------------
  SHARES
-----------
             SHORT TERM SECURITIES 1.2%
  1,599,095  Brinson Supplementary Trust U.S. Cash
              Management Prime Fund....................              1,599,095     1,599,095
                                                                  ------------  ------------
             Total Portfolio of Investments 100%.......           $134,424,796  $138,860,745
                                                                  ------------  ------------
                                                                  ------------  ------------

------------------------
(a)      Moody's as a matter of policy, does not rate this issue.

N/R     Not rated by Moody's Investors Service, Inc. or Standard & Poor's
Corporation.

144-A Securities exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $24,491,302 or 17.6% of the total portfolio of investments.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    Fort Dearborn Income Securities, Inc. ("the Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management company. The Company invests principally in investment grade long-term fixed income debt securities with the primary objective of providing its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

    The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    A. SECURITY VALUATIONS -- Investments are valued based on available quoted bid prices on the valuation date. Short-term securities are valued at amortized cost which approximates value.

    B. INVESTMENT INCOME AND SECURITY TRANSACTIONS -- Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Security transactions are accounted for on the trade date. The Company has elected to amortize market discount and premium on all issues purchased after September 30, 1994. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a first-in first-out basis.

    C. FEDERAL INCOME TAXES -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

    At March 31, 1999 for federal income tax purposes, the cost for long and short-term investments is $134,424,796: the aggregate gross unrealized appreciation is $6,609,957 and the aggregate gross unrealized depreciation is $2,174,008; resulting in net unrealized appreciation of investments of $4,435,949.

2.  NET ASSET VALUATIONS
    The net asset value of the Company's shares is determined each day the New York Stock Exchange is open.

                                 MARCH 31, 1999
                                  (UNAUDITED)

3.  DISTRIBUTIONS
    Dividends and distributions payable to shareholders are recorded by the Company on the record date. Net realized gains from the sale of investments, if any, are distributed annually. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent and temporary book and tax basis differences.

    Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

4.  CAPITAL STOCK
    At March 31, 1999 there were 12,000,000 shares of $.01 par value capital stock authorized, and capital paid in aggregate of $135,289,938. During the six months ended March 31, 1999 no new shares were issued as part of the dividend reinvestment plan.

5.  PURCHASES AND SALES OF SECURITIES
    Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 1999 were as follows: debt securities, $33,486,055 and $32,639,380 respectively; short-term securities, $40,669,969 and $40,492,917 respectively; United States government debt obligations, $20,745,948 and $24,235,848, respectively.

6.  MANAGEMENT AND OTHER FEES
    Under an agreement between the Company and Brinson Partners, Inc. ("the Advisor"), the Advisor manages the Company's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions for the Company. In return for these services, the Company pays the Advisor a quarterly fee of 1/8 of 1% (annually 1/2 of 1%) of the Company's average weekly net assets up to $100,000,000 and 1/10 of 1% (annually 2/5 of 1%) of average weekly net assets in excess of $100,000,000.

    All Company officers serve without direct compensation from the Company.

    Fort Dearborn Income Securities, Inc. invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees.

                                 MARCH 31, 1999
                                  (UNAUDITED)

    MANAGEMENT AND OTHER FEES (CONTINUED)
Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at March 31, 1999 and for the period ended are summarized as follows:

                                                                                                             % OF
                                                                       SALES      INTEREST                    NET
FUND                                                   PURCHASE       PROCEED      INCOME       VALUE        ASSET
---------------------------------------------------  -------------  ------------  ---------  ------------  ---------
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund............................  $  10,871,710  $  9,272,616  $  42,629  $  1,599,095       1.1%

7.  MORTGAGE BACKED SECURITIES AND OTHER INVESTMENTS

    The Company invests in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-governmental corporations. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

    The Company also invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond which is collateralized by a pool of MBS. The Company also invests in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. A GPM (Graduated Payment Mortgage) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

    The Company invests in Asset Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

                                 MARCH 31, 1999
                                  (UNAUDITED)

8.  YEAR 2000 COMPLIANCE

    The Advisor utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. The Advisor has initiated a project to review both the internal and external vendor connections. The goal of this project is to position the Advisor's business to continue unaffected as a result of the century change. At this time, there can be no assurance that the steps taken will be sufficient to avoid any adverse impact to the Fund, but the Advisor does not anticipate that the move toYear 2000 will have a material impact on the Advisor's ability to continue to provide the Fund with service at current levels. In addition, it is possible that the securities markets in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues.

                REPORT ON THE AUTOMATIC DIVIDEND INVESTMENT PLAN

    The Company's Automatic Dividend Investment Plan, operated for the convenience of the shareholders, has been in operation since the dividend payment of May 5, 1973.

    For the six months ended March 31, 1999, 67,042 shares were purchased for the Plan participants. The breakdown of these shares is listed below:

                                                WHERE
    DIVIDEND         NO. OF                    SHARES
     PAYMENT         SHARES       AVERAGE       WERE
      DATE          PURCHASED      PRICE      PURCHASED
--------------------------------------------------------
December 11, 1998      49,558    $   15.95   Open Market
March 19, 1999         17,484    $   15.89   Open Market

    As explained in the Plan, shares are purchased at the lower of the market value (including commission) or net asset value, depending upon availability. The expense of maintaining the Plan, $1.35 for each participating account per dividend payment, is borne by the Company. Shareholders who have not elected to participate in the Plan, receive all dividends in cash.

    The Plan had 1,031 participants on March 19, 1999. Under the terms of the Plan, any shareholder may terminate participation by giving written notice to the Company. Upon termination, a certificate for all full shares, plus a check for the value of any fractional interest in shares, will be sent to the withdrawing shareholders, unless the sale of all or part of such shares is requested. ANY REGISTERED SHAREHOLDER WHO WISHES TO PARTICIPATE IN THE PLAN MAY DO SO BY WRITING TO THE PLANS AGENT, EQUISERVE, P.O. BOX 2500 JERSEY CITY, NJ 07303-2500 OR CALLING THEM AT (800) 446-2617. A copy of the Plan and enrollment card will be mailed to you. Shareholders who own shares in nominee name should contact their brokerage firm. All new shareholders will receive a copy of the Plan and a card which may be signed to authorize reinvestment of dividends pursuant to the Plan.

    * THE INVESTMENT OF DIVIDENDS DOES NOT RELIEVE PARTICIPANTS OF ANY INCOME TAX WHICH MAY BE PAYABLE THEREON. THE COMPANY STRONGLY RECOMMENDS THAT ALL AUTOMATIC DIVIDEND INVESTMENT PLAN PARTICIPANTS RETAIN EACH YEAR'S FINAL STATEMENT ON THEIR PLAN PARTICIPATION AS A PART OF THEIR PERMANENT TAX RECORD. THIS WILL INSURE THAT COST INFORMATION IS AVAILABLE IF AND WHEN IT IS NEEDED.

                            REPORT ON ANNUAL MEETING

    At the annual meeting of shareholders, held on December 14, 1998, shareholders elected the Company's five nominees as directors and ratified the selection of accountants. The votes on such matters were as follows:

   1.        DIRECTORS       FOR
           -------------  ---------
           R.M. Burridge  7,339,413
           C.R. O'Neil    7,337,454
           R.S. Peterson  7,325,431
           F.K. Reilly    7,337,627
           E.M. Roob      7,341,798

    2.  Ratification of Accountants, (KPMG Peat Marwick LLP)

                                               BROKER
              FOR      AGAINST    ABSTAIN     NON-VOTES
           ---------  ---------  ---------  -------------
           7,310,246   59,471     70,714          0

BOARD OF DIRECTORS

RICHARD M. BURRIDGE
Chairman of the Board

C. RODERICK O'NEIL, CFA
Director

RICHARD S. PETERSON
Director

FRANK K. REILLY, CFA
Director

EDWARD M. ROOB
Director

OFFICERS

GARY P. BRINSON, CFA
President

DENNIS L. HESSE
Vice President

JOSEPH A. ANDERSON
Secretary & Treasurer

DANIEL J. BLUMHARDT
Assistant Secretary & Assistant Treasurer

GREGORY P. SMITH, CFA
Portfolio Manager

FORT DEARBORN
INCOME SECURITIES, INC.

209 S. LaSalle St.
Eleventh Floor
Chicago, Illinois 60604-1295
(312) 346-0676

STOCK TRANSFER AND
DIVIDEND DISBURSEMENT
AGENT
(1-800-446-2617)
Mail correspondence to:
EquiServe
P.O. Box 2500
Jersey City, New Jersey 07303-2500

Mail stock certificates to:
EquiServe
P.O. Box 2506
Jersey City, New Jersey 07303-2506

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL
Winston & Strawn
35 West Wacker Drive
Chicago, IL 60601

FORT
DEARBORN
INCOME
SECURITIES,
INC.

FORT DEARBORN INCOME SECURITIES, INC.

[NYSE LOGO]

[CHICAGO STOCK EXCHANGE LOGO]

SEMI-ANNUAL REPORT
MARCH 31, 1999